Consolidated Income Statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Line Items]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	$ 31,743	$ 11,782	$ 8,533
Interest expense from financial instruments measured at amortized cost	(28,216)	(6,564)	(3,259)
Net interest income from financial instruments measured at fair value through profit or loss and other	3,770	1,403	1,431
Net interest income	7,297	6,621	6,705
Other net income from financial instruments measured at fair value through profit or loss	11,583	7,517	5,850
Fee and commission income	23,766	20,789	24,372
Fee and commission expense	(2,195)	(1,823)	(1,985)
Net fee and commission income	21,570	18,966	22,387
Other income	384	1,459	452
Total revenues	40,834	34,563	35,393
Credit loss expense / (release)	1,037	29	(148)
Personnel expenses	24,899	17,680	18,387
General and administrative expenses	10,156	5,189	5,553
Depreciation, amortization and impairment of non-financial assets	3,750	2,061	2,118
Operating expenses	38,806	24,930	26,058
Operating profit / (loss) before tax	28,739	9,604	9,484
Tax expense / (benefit)	873	1,942	1,998
Net profit / (loss)	27,866	7,661	7,486
Net profit / (loss) attributable to non-controlling interests	16	32	29
Net profit / (loss) attributable to shareholders	$ 27,849	$ 7,630	$ 7,457
Earnings per share
Basic	$ 8.83	$ 2.34	$ 2.14
Diluted	$ 8.45	$ 2.25	$ 2.06
Credit Suisse
Income Statement [Line Items]
Negative goodwill	$ 27,748
General and administrative expenses	202
Operating profit / (loss) before tax	$ 27,748